Prospectus Supplement                                               212673 3/04

dated March 12, 2004 to:
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PUTNAM INTERNATIONAL FUND 2000
Prospectus dated May 30, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team member coordinates the team's management of the fund's portfolio. His experience as an investment professional over at least the last five years is shown.

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Portfolio leader         Since    Experience
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Joshua L Byrne           2000     1992 - Present     Putnam Management
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